Segment Information - Additional Information (Details)	12 Months Ended
	Jun. 30, 2021 USD ($) Industry Geographicalarea Segment	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure Of Operating Segments [Abstract]
Number of operating segment | Industry	1
Number of geographical area | Geographicalarea	1
Number of reporting segment | Segment	1
Royalty income | $	$ 68,613	$ 59,061	$ 112,497